Segment Reporting - Revenues by Geographical Segment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Total operating revenue	¥ 87,059	¥ 101,644	¥ 92,561
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member]
Disclosure of geographical areas [line items]
Total operating revenue	87,059	101,644	92,561
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Domestic [Member]
Disclosure of geographical areas [line items]
Total operating revenue	57,256	76,517	65,137
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | International [Member]
Disclosure of geographical areas [line items]
Total operating revenue	29,249	24,739	27,090
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Hong Kong, Macau and Taiwan [Member]
Disclosure of geographical areas [line items]
Total operating revenue	¥ 554	¥ 388	¥ 334